Schedule of Prepayments and Other Current Assets (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses		$ 2,321	$ 2,978
Prepaid supplies		927	487
Prepaid software license			129
Refundable income and franchise taxes	$ 157	957	745
Unamortized debt costs		216
Other receivables	73	20	409
Total prepayments and other current assets	6,906	4,441	$ 4,748
Prepaid expenses	2,891	2,321
Prepaid supplies	1,101	927
Unamortized debt costs	216	216
Employee retention credits	$ 2,468